Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax	$ 0	$ 15	$ 19
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	773	637	0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	773	652	19
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Tax	271	228	7
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	14,740	15,351	14,865	$ 5,598
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(3,005)	(292)	1,257	(29,821)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(17,745)	(15,643)	(13,608)	$ (35,419)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	611	(486)	(9,267)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(2,713)	(1,549)	31,078
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	109	(910)	(9,279)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	(2,713)	(1,549)	30,325
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(2,604)	(2,459)	21,046
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	502	424	12
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	502	424	765
Other Comprehensive Income (Loss), Net of Tax	(2,102)	(2,035)	21,811
Gain (Loss) on Sale of Investments	0	0	1,158
Other than Temporary Impairment Losses, Investments	0	0	0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	0	0	1,158
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	0	0	405
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 0	$ 0	$ 753